UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-8327

Name of Fund:  BlackRock Global Growth Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Global Growth Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 09/01/06- 11/30/06

Item 1 - Schedule of Investments


BlackRock Global Growth Fund, Inc.

Schedule of Investments as of November 30, 2006                                                                 (in U.S. dollars)
                                                         Shares
                    Industry                               Held    Common Stocks                                         Value
Africa

South               Construction & Engineering - 0.2%   272,700    Aveng Ltd.                                      $    1,246,639
Africa - 1.9%
                    Construction Materials - 0.3%        24,000    Pretoria Portland Cement Co. Ltd.                    1,267,973

                    Health Care Providers &             719,300    Network Healthcare Holdings Ltd.                     1,323,335
                    Services - 0.3%

                    Industrial Conglomerates - 0.4%      91,800    Barloworld Ltd.                                      1,890,075

                    Media - 0.3%                         75,700    Naspers Ltd.                                         1,542,742

                    Metals & Mining - 0.3%               69,600    Impala Platinum Holdings Ltd.                        1,758,459

                    Pharmaceuticals - 0.1%              148,100    Aspen Pharmacare Holdings Ltd.                         697,914

                                                                   Total Common Stocks in Africa - 1.9%                 9,727,137


Europe

Finland - 0.5%      Oil, Gas & Consumable                78,400    Neste Oil Oyj                                        2,525,114
                    Fuels - 0.5%

                                                                   Total Common Stocks in Finland                       2,525,114


France - 2.7%       Construction & Engineering - 0.8%    31,300    Vinci SA                                             3,931,723

                    Machinery - 0.3%                      6,000    Vallourec                                            1,611,464

                    Multi-Utilities - 1.0%               81,800    Veolia Environment                                   5,415,490

                    Textiles, Apparel & Luxury           29,500    LVMH Moet Hennessy Louis Vuitton SA                  3,059,039
                    Goods - 0.6%

                                                                   Total Common Stocks in France                       14,017,716


Germany - 2.1%      Chemicals - 0.5%                     17,600    Wacker Chemie AG (a)                                 2,407,533

                    Industrial Conglomerates - 0.8%      45,000    Siemens AG                                           4,283,132

                    Software - 0.8%                      19,200    SAP AG                                               4,013,975

                                                                   Total Common Stocks in Germany                      10,704,640


Italy - 0.8%        Commercial Banks - 0.8%             508,000    UniCredito Italiano SpA                              4,385,099

                                                                   Total Common Stocks in Italy                         4,385,099

Spain - 0.7%        Capital Markets - 0.3%               32,200    Bolsas y Mercados Espanoles (a)                      1,294,670

                    Transportation                      135,000    Cintra Concesiones de Infraestructuras de
                    Infrastructure - 0.4%                          Transporte SA (d)                                    2,258,075

                                                                   Total Common Stocks in Spain                         3,552,745


Sweden - 0.2%       Diversified Financial                70,500    OMX AB                                               1,273,817
                    Services - 0.2%

                                                                   Total Common Stocks in Sweden                        1,273,817


Switzerland - 3.9%  Commercial Services &                 2,400    SGS SA                                               2,561,415
                    Supplies - 0.5%

                    Pharmaceuticals - 2.6%              131,000    Novartis AG Registered Shares                        7,635,472
                                                         33,100    Roche Holding AG                                     5,979,765
                                                                                                                  ---------------
                                                                                                                       13,615,237

                    Textiles, Apparel & Luxury          103,700    The Swatch Group Ltd. Registered Shares              4,426,114
                    Goods - 0.8%

                                                                   Total Common Stocks in Switzerland                  20,602,766


United              Beverages - 1.5%                    408,300    Diageo Plc                                           7,837,569
Kingdom - 2.4%

                    Capital Markets - 0.1%              152,900    Ashmore Group Plc (a)                                  672,512

                    Commercial Banks - 0.8%             209,300    HSBC Holdings Plc                                    3,859,240

                                                                   Total Common Stocks in the United Kingdom           12,369,321

                                                                   Total Common Stocks in Europe - 13.3%               69,431,218


Latin America

Brazil - 0.3%       Personal Products - 0.3%            137,300    Natura Cosmeticos SA                                 1,858,148

                                                                   Total Common Stocks in Latin America - 0.3%          1,858,148


North America


Canada - 2.2%       Commercial Banks - 0.5%              58,700    Royal Bank of Canada                                 2,738,528

                    Diversified Financial                51,400    TSX Group, Inc.                                      2,056,810
                    Services - 0.4%

                    Energy Equipment &                  134,800    Ensign Resource Service Group                        2,307,552
                    Services - 0.5%

                    Metals & Mining - 0.3%               20,100    Teck Cominco Ltd. Class B                            1,514,474

                    Oil, Gas & Consumable                74,000    Cameco Corp.                                         2,803,065
                    Fuels - 0.5%

                                                                   Total Common Stocks in Canada                       11,420,429


United              Aerospace & Defense - 0.5%          105,200    BE Aerospace, Inc. (a)                               2,757,292
States - 27.0%

                    Capital Markets - 2.0%              275,500    The Charles Schwab Corp.                             5,052,670
                                                         26,600    Goldman Sachs Group, Inc.                            5,181,680
                                                          2,000    Nymex Holdings, Inc. (a)                               231,200
                                                                                                                  ---------------
                                                                                                                       10,465,550

                    Communications Equipment - 4.2%     310,100    Cisco Systems, Inc. (a)                              8,335,488
                                                        297,300    Corning, Inc. (a)                                    6,409,788
                                                        113,500    Motorola, Inc.                                       2,516,295
                                                        127,700    QUALCOMM, Inc.                                       4,672,543
                                                                                                                  ---------------
                                                                                                                       21,934,114

                    Construction & Engineering - 0.9%    56,700    Jacobs Engineering Group, Inc. (a)                   4,755,429

                    Diversified Consumer                 69,500    Sotheby's Holdings, Inc. Class A                     2,160,755
                    Services - 0.4%

                    Diversified Financial                51,800    Citigroup, Inc.                                      2,568,762
                    Services - 0.5%

                    Electrical Equipment - 2.0%          56,800    Emerson Electric Co.                                 4,924,560
                                                        104,100    Roper Industries, Inc.                               5,341,371
                                                                                                                  ---------------
                                                                                                                       10,265,931

                    Energy Equipment &                  105,200    Grant Prideco, Inc. (a)                              4,609,864
                    Services - 2.8%                      74,200    Halliburton Co.                                      2,503,508
                                                         72,200    National Oilwell Varco, Inc. (a)(d)                  4,802,022
                                                         42,000    Schlumberger Ltd.                                    2,876,160
                                                                                                                  ---------------
                                                                                                                       14,791,554

                    Health Care Equipment &              11,600    Intuitive Surgical, Inc. (a)                         1,178,792
                    Supplies - 0.7%                      50,500    Varian Medical Systems, Inc. (a)                     2,485,610
                                                                                                                  ---------------
                                                                                                                        3,664,402

                    Health Care Technology - 1.2%       130,000    Cerner Corp. (a)                                     6,249,100

                    Hotels, Restaurants &               130,300    Starbucks Corp. (a)                                  4,598,287
                    Leisure - 0.9%

                    Household Products - 0.7%            61,100    The Procter & Gamble Co.                             3,836,469

                    IT Services - 1.1%                   67,200    Cognizant Technology Solutions Corp. (a)             5,480,832

                    Internet & Catalog Retail - 0.5%     37,500    Nutri/System, Inc. (a)                               2,589,375

                    Internet Software &                 109,100    Akamai Technologies, Inc. (a)                        5,331,717
                    Services - 2.1%                      11,600    Google, Inc. Class A (a)                             5,625,072
                                                                                                                  ---------------
                                                                                                                       10,956,789

                    Life Sciences Tools &                58,000    Thermo Electron Corp. (a)                            2,542,140
                    Services - 0.5%

                    Machinery - 1.9%                     46,500    ITT Corp.                                            2,508,675
                                                         61,600    Joy Global, Inc.                                     2,704,240
                                                        127,200    Trinity Industries, Inc.                             4,808,160
                                                                                                                  ---------------
                                                                                                                       10,021,075

                    Multiline Retail - 0.9%              71,300    Kohl's Corp. (a)                                     4,962,480

                    Oil, Gas & Consumable                53,200    Exxon Mobil Corp.                                    4,086,292
                    Fuels - 0.8%

                    Software - 0.5%                     133,600    Oracle Corp. (a)                                     2,542,408

                    Specialty Retail - 1.9%              34,000    Abercrombie & Fitch Co. Class A                      2,292,960
                                                         52,300    American Eagle Outfitters, Inc.                      2,362,914
                                                         92,100    Best Buy Co., Inc.                                   5,062,737
                                                                                                                  ---------------
                                                                                                                        9,718,611

                                                                   Total Common Stocks in the United States           140,947,647

                                                                   Total Common Stocks in North America - 29.2%       152,368,076



Pacific Basin

Australia - 20.6%   Biotechnology - 0.8%                 92,300    CSL Ltd.                                             4,318,222

                    Capital Markets - 2.6%              629,600    Australian Wealth Management Ltd.                    1,266,641
                                                        130,700    Macquarie Bank Ltd.                                  7,508,875
                                                         80,700    Perpetual Trustees Australia Ltd.                    4,695,525
                                                                                                                  ---------------
                                                                                                                       13,471,041

                    Chemicals - 0.7%                    165,300    Nufarm Ltd.                                          1,245,446
                                                        119,400    Orica Ltd.                                           2,260,811
                                                                                                                  ---------------
                                                                                                                        3,506,257

                    Commercial Banks - 4.3%             325,500    Australia & New Zealand Banking Group Ltd.           7,306,037
                                                        179,100    Commonwealth Bank of Australia Ltd.                  6,701,890
                                                        263,900    National Australia Bank Ltd.                         8,157,413
                                                                                                                  ---------------
                                                                                                                       22,165,340

                    Commercial Services &               309,500    Seek Ltd.                                            1,374,731
                    Supplies - 0.3%

                    Construction & Engineering - 0.9%   305,800    Leighton Holdings Ltd.                               4,926,538

                    Diversified Financial                96,800    Australian Stock Exchange Ltd.                       2,779,876
                    Services - 1.1%                     148,500    Babcock & Brown Ltd.                                 2,905,539
                                                                                                                  ---------------
                                                                                                                        5,685,415

                    Health Care Equipment &              88,200    Cochlear Ltd.                                        3,918,345
                    Supplies - 0.7%

                    IT Services - 0.9%                  663,400    Computershare Ltd.                                   4,736,665

                    Insurance - 1.3%                    326,100    QBE Insurance Group Ltd.                             6,660,878

                    Media - 1.2%                        391,300    Publishing & Broadcasting Ltd.                       6,427,457

                    Metals & Mining - 4.0%              182,500    BHP Billiton Ltd.                                    3,776,676
                                                        341,000    Energy Resources of Australia Ltd.                   5,114,287
                                                        248,300    Iluka Resources Ltd.                                 1,371,271
                                                      2,246,510    Lihir Gold Ltd. (a)                                  5,388,037
                                                        406,800    Zinifex Ltd.                                         5,465,680
                                                                                                                  ---------------
                                                                                                                       21,115,951

                    Oil, Gas & Consumable               330,900    Paladin Resources Ltd. (a)                           1,840,494
                    Fuels - 0.4%

                    Transportation                    1,579,200    Macquarie Infrastructure Group                       4,373,135
                    Infrastructure - 1.4%               501,800    Transurban Group                                     2,897,946
                                                                                                                  ---------------
                                                                                                                        7,271,081

                                                                   Total Common Stocks in Australia                   107,418,415

China - 0.7%        Electrical Equipment - 0.3%          45,300    Suntech Power Holdings Co. Ltd. (a)(e)               1,355,829

                    Oil, Gas & Consumable             1,170,100    China Shenhua Energy Co. Ltd. Class H                2,262,356
                    Fuels - 0.4%

                                                                   Total Common Stocks in China                         3,618,185


Hong Kong - 7.1%    Communications Equipment - 1.4%   1,559,800    ZTE Corp.                                            7,118,483

                    Distributors - 0.8%               1,655,000    China Resources Enterprise, Ltd.                     4,199,865

                    Diversified Financial               466,500    Hong Kong Exchanges and Clearing Ltd.                4,114,016
                    Services - 0.8%

                    Electric Utilities - 1.0%         1,676,200    Cheung Kong Infrastructure Holdings Ltd.             5,106,982

                    Food Products - 0.8%              1,661,500    Chaoda Modern Agriculture Holdings Ltd.              1,038,070
                                                      1,092,800    China Mengniu Dairy Co., Ltd.                        2,399,489
                                                      2,119,100    Global Bio-Chem Technology Group Co., Ltd.             691,951
                                                                                                                  ---------------
                                                                                                                        4,129,510

                    Marine - 0.6%                     1,439,300    NWS Holdings Ltd.                                    3,293,529

                    Real Estate Management &          2,132,300    Midland Holdings Ltd.                                1,211,604
                    Development - 0.2%


                    Transportation                    1,106,600    COSCO Pacific Ltd.                                   2,441,171
                    Infrastructure - 1.0%               796,800    China Merchants Holdings International
                                                                   Co., Ltd.                                            2,658,134
                                                                                                                  ---------------
                                                                                                                        5,099,305

                    Wireless Telecommunication          322,900    China Mobile Ltd.                                    2,714,788
                    Services - 0.5%

                                                                   Total Common Stocks in Hong Kong                    36,988,082


India - 15.3%       Auto Components - 0.2%              133,400    Bharat Forge Ltd.                                $   1,083,733

                    Automobiles - 0.6%                  163,300    Tata Motors Ltd.                                     2,953,908

                    Commercial Banks - 1.7%              48,900    HDFC Bank Ltd.                                       3,716,889
                                                         68,318    ICICI Bank Ltd.                                      1,332,470
                                                        101,000    ICICI Bank Ltd. (e)                                  3,929,910
                                                                                                                  ---------------
                                                                                                                        8,979,269

                    Construction & Engineering - 1.4%   151,100    Jaiprakash Associates Ltd.                           2,240,727
                                                        165,000    Larsen & Toubro Ltd.                                 5,033,326
                                                                                                                  ---------------
                                                                                                                        7,274,053

                    Electrical Equipment - 0.8%          72,100    Bharat Heavy Electricals Ltd.                        4,038,822

                    Hotels, Restaurants &               253,000    Indian Hotels Co. Ltd.                                 851,497
                    Leisure - 0.1%

                    Household Products - 0.7%           670,900    Hindustan Lever Ltd.                                 3,527,579

                    IT Services - 3.3%                  126,200    Infosys Technologies Ltd.                            6,149,471
                                                        654,200    Satyam Computer Services Ltd.                        6,720,131
                                                        155,000    Tata Consultancy Services Ltd.                       4,153,939
                                                                                                                  ---------------
                                                                                                                       17,023,541

                    Industrial Conglomerates - 0.2%      51,000    Siemens India Ltd.                                   1,285,546

                    Machinery - 0.6%                    252,200    Sterlite Industries India Ltd.                       3,034,383

                    Media - 0.4%                        245,600    ZEE Telefilms Ltd.                                   2,049,320

                    Metals & Mining - 1.3%              896,000    Hindalco Industries Ltd.                             3,468,264
                                                        165,600    Hindustan Zinc Ltd.                                  3,514,539
                                                                                                                  ---------------
                                                                                                                        6,982,803

                    Multi-Utilities - 0.3%               54,100    Suzlon Energy Ltd.                                   1,755,843

                    Oil, Gas & Consumable               162,200    Reliance Industries Ltd.                             4,512,425
                    Fuels - 0.9%

                    Pharmaceuticals - 0.9%              325,250    Cipla Ltd.                                           1,853,035
                                                        137,200    Sun Pharmaceuticals Industries Ltd.                  3,113,623
                                                                                                                  ---------------
                                                                                                                        4,966,658

                    Wireless Telecommunication          471,000    Bharti Tele-Ventures Ltd. (a)                        6,640,877
                    Services - 1.9%                     330,100    Reliance Communication Ventures Ltd. (a)             3,158,059
                                                                                                                  ---------------
                                                                                                                        9,798,936

                                                                   Total Common Stocks in India                        80,118,316


Japan - 4.6%        Capital Markets - 0.4%              131,900    Nomura Holdings, Inc.                                2,313,136

                    Chemicals - 1.5%                    107,000    JSR Corp.                                            2,680,662
                                                        294,000    Mitsubishi Rayon Co., Ltd.                           2,001,400
                                                        147,900    Toho Tenax Co. Ltd. (a)                              1,033,658
                                                        295,000    Toray Industries, Inc.                               2,194,247
                                                                                                                  ---------------
                                                                                                                        7,909,967

                    Commercial Services &                85,400    Park24 Co. Ltd.                                  $   1,161,980
                    Supplies - 0.2%

                    Construction & Engineering - 0.5%   131,500    Chiyoda Corp.                                        2,487,884

                    Electrical Equipment - 0.5%         225,000    Matsushita Electric Works Ltd.                       2,528,832

                    Food & Staples Retailing - 0.5%      77,700    Seven & I Holdings Co. Ltd.                          2,476,895

                    Office Electronics - 1.0%            99,200    Canon, Inc.                                          5,244,732

                                                                   Total Common Stocks in Japan                        24,123,426

Singapore - 0.8%    Health Care Providers &           1,164,000    Wilmar International Ltd. (a)                        1,323,372
                    Services - 0.3%

                    Industrial Conglomerates - 0.5%     246,800    Keppel Corp. Ltd.                                    2,789,878

                                                                   Total Common Stocks in Singapore                     4,113,250


South Korea - 1.4%  Automobiles - 0.4%                   29,100    Hyundai Motor Co.                                    2,204,379

                    Semiconductors & Semiconductor        7,800    Samsung Electronics Co., Ltd.                        5,354,710
                    Equipment - 1.0%

                                                                   Total Common Stocks in South Korea                   7,559,089

                                                                   Total Common Stocks in the
                                                                   Pacific Basin - 50.5%                              263,938,763

                                                                   Total Common Stocks
                                                                   (Cost - $404,725,363) - 95.2%                      497,323,342


                                                     Beneficial
                                                       Interest    Short-Term Securities
                                                 $   12,642,540    BlackRock Liquidity Series, LLC
                                                                   Cash Sweep Series I, 5.26% (b)(c)                   12,642,540

                                                      1,881,800    BlackRock Liquidity Series, LLC
                                                                   Money Market Series, 5.29% (b)(c)(f)                 1,881,800

                                                                   Total Short-Term Securities
                                                                   (Cost - $14,524,340) - 2.8%                         14,524,340

                                                                   Total Investments
                                                                   (Cost - $419,249,703*) - 98.0%                     511,847,682
                                                                   Other Assets Less Liabilities - 2.0%                10,610,834
                                                                                                                  ---------------
                                                                   Net Assets - 100.0%                            $   522,458,516
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of November 30, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                  $   419,251,955
                                                    ===============
    Gross unrealized appreciation                   $    99,190,359
    Gross unrealized depreciation                       (6,594,632)
                                                    ---------------
    Net unrealized appreciation                     $    92,595,727
                                                    ===============

(a) Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net          Interest
    Affiliate                                   Activity        Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series I                  $   (509,365)     $  98,829
    BlackRock Liquidity Series, LLC
       Money Market Series                  $   1,030,600     $     292


(c) Represents the current yield as of November 30, 2006.

(d) Security, or a portion of security, is on loan.

(e) Depositary receipts.

(f) Security was purchased with the cash proceeds from securities loans.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o Forward foreign exchange contracts as of November 30, 2006 were as follows:


                                                                Unrealized
    Foreign Currency                       Settlement          Appreciation
    Purchased                                 Date            (Depreciation)

    EUR      992,859                     December 2006         $      8,648
    GBP      337,908                     December 2006              (1,245)
    SEK    9,003,097                     December 2006               11,248
    SGD    2,053,962                     December 2006              (1,345)
                                                               ------------
    Total Unrealized Appreciation on Forward
    Foreign Exchange Contracts - Net
    (USD Commitment - $4,611,375)                              $     17,306
                                                               ============



    Foreign Currency                       Settlement           Unrealized
    Sold                                      Date            (Depreciation)


    EUR    1,109,861                     December 2006         $   (11,554)
    GBP      855,376                     December 2006             (15,741)
                                                               ------------
    Total Unrealized Depreciation on Forward
    Foreign Exchange Contracts - Net
    (USD Commitment - $3,124,337)                              $   (27,295)
                                                               ============

o   Currency Abbreviations:
    EUR    Euro
    GBP    British Pound
    SEK    Swedish Krona
    SGD    Singapore Dollar
    USD    U.S. Dollar


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Global Growth Fund, Inc.


By:    /s/Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Global Growth Fund, Inc.


Date: January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Global Growth Fund, Inc.


Date: January 23, 2007


By:    /s/Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Global Growth Fund, Inc.


Date: January 23, 2007